Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

12. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group's chief operating decision maker ("CODM") for making decisions, allocating resources and assessing performance. The Group's CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2016	2017	2018
	$	$	$
E-commerce	419,023,733	234,835,770	320,271,080
Online advertising	117,948,842	113,235,010	138,371,646
Listing	22,538,535	14,461,253	3,387,930
	559,511,110	362,532,033	462,030,656

Geographic

Substantially all of the Group's revenues from external customers are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31,2016, 2017 and 2018, respectively.